FAIR VALUE MEASUREMENTS - Key inputs (Details)	Mar. 31, 2021 Y $ / shares	Dec. 31, 2020 Y	Sep. 19, 2019 Y $ / shares	Sep. 17, 2019 $ / shares
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price per warrant	$ 2.94			$ 1.20
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Price per warrant	$ 2.50			$ 1.46
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	0.96	0.42	1.7
Risky Drift
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	5	5
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input | Y	5	5	1.5
Expected volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	40.0	40.0	40.0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input	11.50	11.50	11.60
Fair value of Units
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Input			7.66